Fair Value Measurement - Fair value of the guarantee derivatives (Details) - Level 3 ¥ in Thousands	12 Months Ended
Dec. 31, 2020 CNY (¥)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Issuances	¥ 143
Net cash payout	11
Change in fair value	233
Fair value of guarantee liabilities at end of the year	¥ 387